Schedule of Information Related to Stock Options (Details) - $ / shares		1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021	May 24, 2023	Mar. 10, 2023	Jan. 27, 2023
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Successor	Predecessor	Predecessor	Successor	Predecessor
Options outstanding, exercise price										$ 0.44	$ 2.26	$ 2.11
Options outstanding, Number of options	1,993,235	1,993,235	3,559,342		3,559,342			1,993,235		1,453,107	13,000	100,000
Options exercisable, weighted average remaining life in life					5 years 2 months 12 days			5 years 3 months 18 days
Options exercisable, Number of options	1,639,566	1,639,566	1,968,166		1,968,166			1,639,566
Exercise Price One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price	$ 5.03	$ 5.03	$ 0.44		$ 0.44			$ 5.03
Options outstanding, Number of options	662,887	662,887	1,453,107		1,453,107			662,887
Options exercisable, weighted average remaining life in life					10 years			3 years 1 month 6 days
Options exercisable, Number of options	662,887	662,887	150,000		150,000			662,887
Exercise Price Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price	$ 11.33	$ 11.33	$ 2.11		$ 2.11			$ 11.33
Options outstanding, Number of options	12,186	12,186	100,000		100,000			12,186
Options exercisable, weighted average remaining life in life								9 years 6 months
Options exercisable, Number of options	12,186	12,186						12,186
Exercise Price Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price	$ 11.58	$ 11.58	$ 2.26		$ 2.26			$ 11.58
Options outstanding, Number of options	728,430	728,430	13,000		13,000			728,430
Options exercisable, weighted average remaining life in life								6 years 3 months 18 days
Options exercisable, Number of options	723,576	723,576						723,576
Exercise Price Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price	$ 16.36	$ 16.36	$ 5.03		$ 5.03			$ 16.36
Options outstanding, Number of options	589,732	589,732	662,887		662,887			589,732
Options exercisable, weighted average remaining life in life					2 years 3 months 18 days			8 years 3 months 18 days
Options exercisable, Number of options	240,917	240,917	662,887		662,887			240,917
Exercise Price Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price			$ 11.33		$ 11.33
Options outstanding, Number of options			12,186		12,186
Options exercisable, weighted average remaining life in life					8 years 9 months 18 days
Options exercisable, Number of options			12,186		12,186
Exercise Price Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price			$ 11.58		$ 11.58
Options outstanding, Number of options			728,430		728,430
Options exercisable, weighted average remaining life in life					5 years 6 months
Options exercisable, Number of options			728,430		728,430
Exercise Price Seven [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price			$ 16.36		$ 16.36
Options outstanding, Number of options			589,732		589,732
Options exercisable, weighted average remaining life in life					7 years 8 months 12 days
Options exercisable, Number of options			414,663		414,663